Regulatory Matters (Regulatory capital amounts and ratios) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 68,639	$ 67,360
Actual, Ratio	16.50%	14.90%
For Capital Adequacy, Amount	16,619	18,031
For Capital Adequacy, Ratio	4.00%	4.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	84,148	83,666
Actual, Ratio	20.30%	18.60%
For Capital Adequacy, Amount	33,237	36,314
For Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	68,639	67,360
Actual, Ratio	7.70%	7.40%
For Capital Adequacy, Amount	35,552	36,314
For Capital Adequacy, Ratio	4.00%	4.00%
Security Federal Bank [Member]
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	80,822	78,555
Actual, Ratio	19.50%	17.40%
For Capital Adequacy, Amount	16,606	18,022
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	24,909	27,033
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	86,012	84,298
Actual, Ratio	20.70%	18.70%
For Capital Adequacy, Amount	33,212	36,043
For Capital Adequacy, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	41,515	45,054
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	80,822	78,555
Actual, Ratio	9.10%	8.70%
For Capital Adequacy, Amount	35,541	36,303
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 44,426	$ 45,379
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%